Stock Option Plan - Summary of Assumptions Used to Value Stock Option Awards under 2015 Plan (Detail) - Share-based Payment Arrangement, Option - 2015 Stock Plan - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Employees, Officers, Directors, Advisors, and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 13.62	$ 6.18	$ 13.62	$ 6.18
Risk-free interest rate		2.88%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 7 months 6 days	6 years 7 months 6 days	5 years 7 months 6 days	6 years 7 months 6 days	6 years 4 months 2 days	7 years 4 months 2 days
Volatility	82.30%	80.12%	81.43%	80.02%	78.29%	78.92%
Risk-free interest rate	1.44%	2.75%	1.44%	2.39%	1.32%	1.32%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum | Employees, Officers, Directors, Advisors, and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock					$ 6.18	$ 3.84
Expected term (in years)	5 years 3 days	5 years 11 months 15 days	5 years 3 days	5 years 8 months 1 day	5 years 8 months 1 day	5 years 11 months 15 days
Volatility	83.29%	81.37%	83.00%	81.48%	80.69%	81.50%
Risk-free interest rate	1.58%		1.58%	2.62%	2.62%	1.75%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	9 years 11 months 26 days	9 years 8 months 12 days	9 years 11 months 26 days	9 years 8 months 12 days	10 years	10 years
Volatility	83.79%	81.73%	83.79%	82.32%	85.47%	86.03%
Risk-free interest rate	2.02%	3.02%	2.67%	3.02%	3.19%	2.57%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum | Employees, Officers, Directors, Advisors, and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock					$ 6.30	$ 6.18
Expected term (in years)	6 years 25 days	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days	6 years 25 days
Volatility	84.81%	81.48%	84.81%	83.69%	81.48%	83.06%
Risk-free interest rate	1.62%		2.23%	2.88%	2.88%	2.22%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%